PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of obligations and plan assumptions

As at December 31
($ millions)	2025	2024
Registered defined benefit net asset	(53)	(23)
Supplemental defined benefit net obligation	16	15
Net employee benefit assets	(37)	(8)
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2025	2024
Discount rate	5.0	4.7
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2025	2024
Longevity at age 65 for current pensioners
Males	22	22
Females	25	24
Longevity at age 65 for current member aged 45
Males	23	23
Females	25	25

Schedule of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31	2025		2024
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	16	—	15
Present value of funded obligations	278	—	269	—
Total present value of obligations	278	16	269	15
Fair value of plan assets	331	—	292	—
Recognized defined benefit assets (obligations)	53	(16)	23	(15)

Schedule of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2025	2024
Equity securities	63	61
Debt	33	34
Other	4	5
	100	100

Schedule of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2025		2024
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	269	15	250	14
Benefits paid by the plan	(18)	(1)	(15)	(1)
Current service costs	30	1	28	1
Interest expense	13	1	11	1
Actuarial gain in other comprehensive income	(16)	—	(5)	—
Defined benefit obligations at December 31	278	16	269	15
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2025	2024
Fair value of plan assets at January 1	292	255
Contributions paid into the plan	17	18
Benefits paid by the plan	(18)	(15)
Return on plan assets	26	22
Interest income	14	12
Fair value of registered plan assets at December 31	331	292
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2025	2024
Registered Plan
Current service costs	30	29
Interest on obligation	13	11
Interest on plan assets	(14)	(12)
	29	28
The expense is recognized in the following line items in the Consolidated Statement of Comprehensive Income:

For the years ended December 31
($ millions)	2025	2024
Registered Plan
Operating expenses	16	15
General and administrative expense	13	13
	29	28
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2025			2024
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	13	1	14	(8)	1	(7)
Remeasurements:
Financial assumptions	10	—	10	2	—	2
Experience adjustments	3	—	3	2	—	2
Return on plan assets excluding interest income	19	—	19	17	—	17
Recognized gain during the period after tax	32	—	32	21	—	21
Balance at December 31	45	1	46	13	1	14